Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	STB-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–68.81%
Aerospace & Defense–0.81%
Rockwell Collins, Inc., 2.80%, 03/15/2022	$5,414,000	$5,419,531
United Technologies Corp., 8.88%, 11/15/2019	7,000,000	7,195,797
		12,615,328
Agricultural & Farm Machinery–0.65%
John Deere Capital Corp., 2.95%, 04/01/2022	10,000,000	10,141,814
Airlines–4.13%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	5,332,000	5,398,650
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 01/15/2023	750,598	779,984
Series 2016-3, Class B, 3.75%, 10/15/2025	2,526,808	2,540,381
Series 2017-2, Class B, 3.70%, 10/15/2025	2,714,659	2,687,758
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Colombia), REGS, 8.38%, 05/10/2020(b)	1,757,000	1,673,560
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 05/10/2021	2,469,780	2,510,284
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,902,566
Series 2019-1, Class AA, 3.20%, 04/25/2024	3,568,000	3,670,498
Delta Air Lines, Inc.,
2.88%, 03/13/2020	15,951,000	15,948,365
3.40%, 04/19/2021	2,426,000	2,450,977
3.63%, 03/15/2022	4,138,000	4,191,073
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	6,428,530	6,633,922
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	3,034,660	3,024,818
Series 2018-1, Class B, 4.60%, 03/01/2026	3,605,080	3,724,548
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, 5.00%, 10/23/2023(b)	737,026	754,935
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	6,400,000	6,447,743
		64,340,062
Aluminum–0.32%
PT Indonesia Asahan Aluminium (Persero) (Indonesia), 5.23%, 11/15/2021(b)	4,800,000	5,013,672
Principal Amount		Value
Apparel Retail–0.31%
L Brands, Inc., 5.63%, 02/15/2022	$4,742,000	$4,866,952
Automobile Manufacturers–6.22%
Daimler Finance North America LLC (Germany), 2.25%, 09/03/2019(b)	3,340,000	3,337,005
Ford Motor Credit Co. LLC,
2.60%, 11/04/2019	1,438,000	1,436,755
2.68%, 01/09/2020	14,215,000	14,194,590
5.09%, 01/07/2021	4,968,000	5,103,223
3.48%, (3 mo. USD LIBOR + 0.88%), 10/12/2021(c)	6,243,000	6,123,409
3.81%, 10/12/2021	8,654,000	8,688,052
5.60%, 01/07/2022	4,592,000	4,807,503
General Motors Financial Co., Inc.,
3.15%, 01/15/2020	2,263,000	2,266,804
3.44%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(c)	2,420,000	2,420,133
3.20%, 07/06/2021	2,613,000	2,612,837
4.20%, 11/06/2021	9,339,000	9,522,978
3.55%, 07/08/2022	4,018,000	4,041,727
5.10%, 01/17/2024	1,667,000	1,741,501
Hyundai Capital America,
3.95%, 02/01/2022(b)	16,000,000	16,364,874
4.30%, 02/01/2024(b)	6,601,000	6,864,753
Volkswagen Group of America Finance LLC (Germany),
3.31%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	4,421,000	4,437,095
3.48%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,867,000	2,884,731
		96,847,970
Automotive Retail–0.27%
AutoZone, Inc., 3.13%, 04/18/2024	4,154,000	4,209,893
Biotechnology–1.40%
AbbVie, Inc., 3.38%, 11/14/2021	6,061,000	6,152,872
Celgene Corp., 2.88%, 02/19/2021	3,500,000	3,524,732
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/2019	12,156,000	12,120,959
		21,798,563
Brewers–0.19%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/2025	2,803,000	2,962,875
Broadcasting–0.08%
Fox Corp., 4.03%, 01/25/2024(b)	1,180,000	1,236,856

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Cable & Satellite–2.10%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 3.58%, 07/23/2020	$19,795,000	$19,945,236
Comcast Corp.,
5.70%, 07/01/2019	5,569,000	5,580,870
5.15%, 03/01/2020	7,000,000	7,133,690
		32,659,796
Department Stores–0.18%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/2023	2,773,000	2,836,347
Diversified Banks–3.77%
Banco do Brasil S.A. (Brazil),
8.50%(b)(c)(d)	5,000,000	5,312,550
REGS, 8.50%(b)(c)(d)	1,893,000	2,011,331
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020	1,195,000	1,227,296
10.18%, 06/12/2021(b)	6,000,000	6,770,419
Barclays PLC (United Kingdom), 3.95% (3 mo. USD LIBOR + 1.43%), 02/15/2023(c)	5,954,000	5,897,978
BBVA Bancomer S.A. (Mexico), 7.25%, 04/22/2020(b)	2,090,000	2,160,558
Branch Banking & Trust Co., 2.25%, 06/01/2020	6,720,000	6,702,296
Citigroup, Inc., Series N, 5.80%(c)(d)	4,637,000	4,677,574
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	5,000,000	5,087,500
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	905,430
ING Groep N.V. (Netherlands), 6.00%(c)(d)	3,735,000	3,746,952
JPMorgan Chase & Co.,
Series I, 6.05% (3 mo. USD LIBOR + 3.47%)(c)(d)	2,869,000	2,873,260
Series V, 5.00%(c)(d)	1,390,000	1,386,525
Nordea Bank Abp (Finland), 5.50%(b)(c)(d)	3,140,000	3,136,075
Standard Chartered PLC (United Kingdom),
2.10%, 08/19/2019(b)	1,373,000	1,371,005
3.74%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	1,379,000	1,379,047
Wells Fargo & Co., Series K, 6.38% (3 mo. USD LIBOR + 3.77%)(c)(d)	4,000,000	4,022,200
		58,667,996
Diversified Capital Markets–0.58%
Credit Suisse Group AG (Switzerland), 3.57%, 01/09/2023(b)	6,700,000	6,782,023
Macquarie Group Ltd. (Australia), 6.00%, 01/14/2020(b)	2,135,000	2,177,587
		8,959,610
Drug Retail–0.14%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	2,221,000	2,219,734
Principal Amount		Value
Electric Utilities–0.86%
Exelon Corp.,
2.85%, 06/15/2020	$4,285,000	$4,290,372
3.50%, 06/01/2022	3,678,000	3,747,043
FirstEnergy Corp., Series A, 2.85%, 07/15/2022	1,579,000	1,584,680
Georgia Power Co., 2.85%, 05/15/2022	3,781,000	3,810,891
		13,432,986
Financial Exchanges & Data–0.33%
Moody’s Corp., 3.25%, 06/07/2021	5,081,000	5,154,330
Food Retail–0.44%
Alimentation Couche-Tard, Inc. (Canada), 2.35%, 12/13/2019(b)	6,841,000	6,826,709
Gas Utilities–0.42%
Midcontinent Express Pipeline LLC, 6.70%, 09/15/2019(b)	6,500,000	6,566,065
Health Care Distributors–1.20%
Cardinal Health, Inc., 2.62%, 06/15/2022	4,999,000	4,958,115
McKesson Corp., 3.65%, 11/30/2020	13,500,000	13,708,526
		18,666,641
Health Care Equipment–1.98%
Becton, Dickinson and Co.,
2.13%, 06/06/2019	4,097,000	4,096,830
2.68%, 12/15/2019	15,178,000	15,169,351
2.40%, 06/05/2020	5,358,000	5,339,381
Zimmer Biomet Holdings, Inc., 3.38% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	6,250,000	6,243,397
		30,848,959
Health Care Facilities–0.08%
HCA, Inc., 4.25%, 10/15/2019	1,270,000	1,275,157
Health Care REITs–0.14%
HCP, Inc., 2.63%, 02/01/2020	2,111,000	2,108,881
Health Care Services–3.50%
Cigna Corp.,
3.20%, 09/17/2020(b)	24,000,000	24,169,811
3.40%, 09/17/2021(b)	7,772,000	7,884,437
3.75%, 07/15/2023(b)	3,696,000	3,794,921
CVS Health Corp.,
3.13%, 03/09/2020	15,000,000	15,056,974
3.70%, 03/09/2023	3,516,000	3,595,855
		54,501,998
Home Improvement Retail–0.15%
Lowe’s Cos., Inc., 3.38%, 09/15/2025	2,300,000	2,358,617
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.77%
Marriott International, Inc.,
3.24% (3 mo. USD LIBOR + 0.65%), 03/08/2021(c)	$3,310,000	$3,320,496
Series Y, 3.12% (3 mo. USD LIBOR + 0.60%), 12/01/2020(c)	8,718,000	8,743,497
		12,063,993
Household Products–0.86%
Reynolds Group Issuer, Inc./LLC, 5.75%, 10/15/2020	13,324,262	13,361,570
Hypermarkets & Super Centers–0.36%
Walmart, Inc., 2.85%, 07/08/2024	5,473,000	5,559,613
Industrial Conglomerates–0.67%
General Electric Co. /LJ VP Holdings LLC, 3.80%, 06/18/2019(b)	10,500,000	10,504,514
Industrial Machinery–0.21%
Caterpillar Financial Services Corp., 2.89% (3 mo. USD LIBOR + 0.28%), 09/07/2021(c)	3,250,000	3,249,781
Insurance Brokers–0.18%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	2,665,000	2,791,261
Integrated Oil & Gas–2.34%
BP Capital Markets America, Inc., 2.52%, 09/19/2022	4,000,000	4,007,143
Petroleos Mexicanos (Mexico), 5.38%, 03/13/2022	8,612,000	8,900,416
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	14,633,000	14,608,094
2.88%, 04/16/2024(b)	8,952,000	8,903,628
		36,419,281
Integrated Telecommunication Services–0.46%
AT&T, Inc.,
2.45%, 06/30/2020	4,426,000	4,415,635
3.78%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	2,732,000	2,746,522
		7,162,157
Interactive Media & Services–0.90%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	4,039,000	4,032,619
3.28%, 04/11/2024(b)	10,000,000	10,046,447
		14,079,066
Internet & Direct Marketing Retail–0.78%
Alibaba Group Holding Ltd. (China), 2.50%, 11/28/2019	2,175,000	2,174,921
Amazon.com, Inc., 2.60%, 12/05/2019	10,000,000	10,007,079
		12,182,000
Investment Banking & Brokerage–1.76%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	4,519,000	4,844,068
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.38%, 03/15/2020	$10,000,000	$10,207,707
3.75%, (3 mo. USD LIBOR + 1.16%), 04/23/2020(c)	2,092,000	2,106,727
Series L, 6.43% (3 mo. USD LIBOR + 3.88%)(c)(d)	9,952,000	9,974,392
Morgan Stanley, Series F, 5.63%, 09/23/2019	348,000	350,976
		27,483,870
IT Consulting & Other Services–0.49%
DXC Technology Co., 3.47% (3 mo. USD LIBOR + 0.95%), 03/01/2021(c)	7,692,000	7,692,022
Life & Health Insurance–0.84%
Metropolitan Life Global Funding I, 1.75%, 09/19/2019(b)	3,530,000	3,521,535
Principal Life Global Funding II, 2.15%, 01/10/2020(b)	4,620,000	4,608,234
Protective Life Global Funding, 2.16%, 09/25/2020(b)	5,000,000	4,983,120
		13,112,889
Marine Ports & Services–0.34%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	5,607,000	5,261,671
Multi-line Insurance–0.45%
AIG Global Funding, 2.70%, 12/15/2021(b)	7,047,000	7,049,329
Multi-Utilities–1.19%
CenterPoint Energy, Inc., Series A, 6.13%(c)(d)	2,299,000	2,370,361
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/2019	8,570,000	8,556,869
Sempra Energy, 2.90%, 02/01/2023	1,976,000	1,978,537
WEC Energy Group, Inc., 3.10%, 03/08/2022	5,500,000	5,566,986
		18,472,753
Office REITs–0.32%
SL Green Operating Partnership, L.P., 3.50% (3 mo. USD LIBOR + 0.98%), 08/16/2021(c)	5,000,000	5,002,603
Office Services & Supplies–0.23%
Pitney Bowes, Inc., 3.88%, 09/15/2020	3,630,000	3,616,751
Oil & Gas Exploration & Production–3.02%
Concho Resources, Inc., 4.38%, 01/15/2025	1,872,000	1,940,567
Continental Resources, Inc., 5.00%, 09/15/2022	33,984,000	34,277,617
Enterprise Products Operating LLC, Series D, 4.88%(c)	8,651,000	7,833,178
EQT Corp., 2.50%, 10/01/2020	3,000,000	2,985,297
		47,036,659
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.15%
Phillips 66, 3.12% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	$2,264,000	$2,264,069
Oil & Gas Storage & Transportation–2.74%
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	2,119,000	2,122,455
Energy Transfer Operating, L.P., 7.50%, 10/15/2020	19,000,000	20,156,777
Energy Transfer Partners, L.P., 4.50%, 04/15/2024	1,787,000	1,875,713
Enterprise Products Operating LLC, 3.50%, 02/01/2022	5,000,000	5,105,659
Plains All American Pipeline L.P./PAA Finance Corp., 5.75%, 01/15/2020	4,330,000	4,403,113
Plains All American Pipeline, L.P., Series B, 6.13%(c)(d)	2,817,000	2,617,599
Williams Cos., Inc. (The), 4.13%, 11/15/2020	6,233,000	6,338,724
		42,620,040
Other Diversified Financial Services–0.33%
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, 6.13%, 11/30/2021(b)	299,764	302,297
ERAC USA Finance LLC, 2.35%, 10/15/2019(b)	2,775,000	2,771,351
USAA Capital Corp., 2.45%, 08/01/2020(b)	2,000,000	2,002,439
		5,076,087
Packaged Foods & Meats–1.38%
Mars, Inc., 2.70%, 04/01/2025(b)	2,514,000	2,529,969
Mead Johnson Nutrition Co. (United Kingdom), 4.90%, 11/01/2019	3,989,000	4,023,446
Smithfield Foods, Inc., 2.70%, 01/31/2020(b)	15,000,000	14,961,828
		21,515,243
Pharmaceuticals–3.21%
Allergan Funding SCS, 3.85% (3 mo. USD LIBOR + 1.26%), 03/12/2020(c)	9,600,000	9,665,324
Bayer US Finance II LLC (Germany), 2.13%, 07/15/2019(b)	1,444,000	1,442,664
Bristol-Myers Squibb Co.,
2.60%, 05/16/2022(b)	10,690,000	10,770,186
2.90%, 07/26/2024(b)	8,567,000	8,685,204
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,214,000	4,262,334
Mylan N.V., 2.50%, 06/07/2019	3,850,000	3,849,752
Pfizer, Inc.,
2.80%, 03/11/2022	5,000,000	5,076,031
2.95%, 03/15/2024	2,737,000	2,801,719
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 1.70%, 07/19/2019	3,415,000	3,409,536
		49,962,750
Property & Casualty Insurance–0.56%
Suncorp-Metway Ltd. (Australia), 2.35%, 04/27/2020(b)	8,805,000	8,780,460
Principal Amount		Value
Regional Banks–2.27%
Citizens Financial Group, Inc., Series A, 5.50%(c)(d)	$3,900,000	$3,910,550
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	830,814
KeyBank N.A.,
2.50%, 11/22/2021	4,023,000	4,031,310
Series BKNT, 2.50%, 12/15/2019	1,355,000	1,354,371
Synovus Financial Corp., 5.75%, 12/15/2025(c)	10,295,000	10,526,638
Zions Bancorp. N.A.,
3.50%, 08/27/2021	9,550,000	9,708,700
3.35%, 03/04/2022	4,861,000	4,929,725
		35,292,108
Restaurants–0.43%
1011778 BC ULC/ New Red Finance, Inc. (Canada), 4.63%, 01/15/2022(b)	6,717,000	6,733,793
Semiconductors–2.94%
Analog Devices, Inc., 2.50%, 12/05/2021	4,825,000	4,803,172
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022	15,000,000	14,923,159
Broadcom, Inc.,
3.13%, 04/15/2021(b)	4,800,000	4,806,684
3.13%, 10/15/2022(b)	6,600,000	6,573,588
NXP B.V./NXP Funding LLC (Netherlands),
4.13%, 06/15/2020(b)	9,508,000	9,611,257
4.13%, 06/01/2021(b)	5,000,000	5,089,500
		45,807,360
Soft Drinks–0.52%
Keurig Dr Pepper, Inc.,
3.55%, 05/25/2021(b)	4,604,000	4,676,651
4.06%, 05/25/2023(b)	3,324,000	3,457,706
		8,134,357
Specialized Finance–0.13%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,000,000	2,086,500
Specialty Chemicals–0.19%
International Flavors & Fragrances, Inc., 3.40%, 09/25/2020	3,000,000	3,022,548
Steel–0.55%
Steel Dynamics, Inc., 5.13%, 10/01/2021	8,507,000	8,538,901
Systems Software–1.09%
Oracle Corp., 5.00%, 07/08/2019	6,705,000	6,719,647
VMware, Inc.,
2.30%, 08/21/2020	6,705,000	6,673,996
2.95%, 08/21/2022	3,604,000	3,604,995
		16,998,638
Technology Distributors–0.36%
Tech Data Corp., 3.70%, 02/15/2022	5,580,000	5,643,513
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.61%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	$4,545,000	$4,573,687
Hewlett Packard Enterprise Co., 2.10%, 10/04/2019(b)	5,000,000	4,990,396
		9,564,083
Tobacco–0.87%
Altria Group, Inc.,
3.49%, 02/14/2022	7,017,000	7,147,274
3.80%, 02/14/2024	3,334,000	3,428,295
Philip Morris International, Inc., 1.88%, 11/01/2019	3,000,000	2,991,534
		13,567,103
Trading Companies & Distributors–0.25%
Air Lease Corp., 2.13%, 01/15/2020	3,875,000	3,859,611
Trucking–2.26%
Aviation Capital Group LLC, 3.25% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	1,860,000	1,855,909
Avolon Holdings Funding Ltd. (Ireland), 3.63%, 05/01/2022(b)	2,760,000	2,766,182
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	3,192,000	3,199,980
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
3.20%, 07/15/2020(b)	2,374,000	2,387,973
3.65%, 07/29/2021(b)	21,478,000	21,861,993
3.90%, 02/01/2024(b)	3,046,000	3,150,757
		35,222,794
Wireless Telecommunication Services–1.55%
America Movil, S.A.B. de C.V. (Mexico), 5.00%, 03/30/2020	541,000	551,953
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	12,282,000	12,573,697
Class A-1, 3.36%, 09/20/2021(b)	11,064,375	11,064,375
		24,190,025
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,066,872,250)		1,072,099,577

Asset-Backed Securities–23.60%
Americold LLC Trust, Series 2010-ARTA, Class A1, 3.85%, 01/14/2029(b)	1,419,681	1,433,984
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(e)	8,228,984	8,349,167
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(e)	9,827,592	9,954,594
Angel Oak Mortgage Trust, LLC,
Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(e)	1,097,648	1,097,368
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(e)	1,274,783	1,274,950
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(e)	4,049,828	4,071,100
Principal Amount		Value

Apex Credit CLO LLC, Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	$3,432,300	$3,465,379
Banc of America Mortgage Securities, Inc., Series 2004-D, Class 2A2, 4.87%, 05/25/2034(e)	47,710	49,090
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, 4.38%, 08/25/2033(e)	78,568	80,062
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.61%, 10/26/2048(b)(e)(f)	4,071,023	4,189,961
BX Trust, Series 2017-SLCT, Class A, 3.36% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(c)	2,087,239	2,087,873
CAL Funding II Ltd, Series 2018-2A, Class A, 4.34%, 09/25/2043(b)	3,266,667	3,435,128
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 06/15/2023	11,500,000	11,703,612
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	4,466,350	4,532,931
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 3.23% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	6,125,000	6,125,878
Series 2017-BIOC, Class C, 3.49% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	3,950,000	3,948,130
Series 2017-BIOC, Class D, 4.04% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	2,413,000	2,416,635
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 4.46%, 08/25/2034(e)	213,132	209,956
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(e)	1,659,761	1,664,606
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, 2.70% (1 mo. USD LIBOR + 0.27%), 06/25/2034(c)	509,860	512,363
CSWF, Series 2018-TOP, Class B, 3.74% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	4,582,000	4,585,033
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, 05/20/2049(b)	9,000,000	9,251,268
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(e)	393,670	393,979
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(e)	428,607	428,937
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(e)	2,700,586	2,694,052
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(e)	789,548	787,840
Series 2017-3A, Class A3, 2.81%, 10/25/2047(b)(e)	2,649,488	2,643,662
Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(e)	8,632,823	8,732,418
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(e)	5,708,057	5,856,908
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

GS Mortgage Securities Corp. II, Series 2015-GC30, Class A2, 2.73%, 05/10/2050	$2,687,186	$2,684,373
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	2,500,000	2,636,072
Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A, 2.73%, 03/25/2021(b)	7,000,000	7,005,061
Series 2015-1A, Class B, 3.52%, 03/25/2021(b)	7,260,000	7,293,046
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	3,360,000	3,415,832
Series 2018-1A, Class C, 4.39%, 02/25/2024(b)	1,304,000	1,332,649
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	11,000,000	11,270,764
Series 2019-1A, Class B, 4.10%, 03/25/2023(b)	4,250,000	4,358,009
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	6,300,000	6,344,215
Series 2019-2A, Class B, 3.67%, 05/25/2025(b)	4,150,000	4,186,930
Series 2019-2A, Class C, 4.26%, 05/25/2025(b)	2,000,000	2,017,566
Home Partners of America Trust,
Series 2018-1, Class A, 3.33% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	2,955,440	2,938,508
Series 2018-1, Class B, 3.53% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	2,970,000	2,941,909
Series 2018-1, Class C, 3.68% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	1,350,000	1,335,141
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(e)	11,674,467	11,831,630
ICG US CLO Ltd., Series 2016-1A, Class A1R, 3.72% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	3,000,000	2,989,906
Invitation Homes Trust,
Series 2017-SFR2, Class A, 3.28% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	2,632,169	2,618,404
Series 2017-SFR2, Class B, 3.58% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	1,441,000	1,439,468
Series 2017-SFR2, Class C, 3.88% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	2,758,000	2,758,017
Series 2017-SFR2, Class D, 4.23% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	2,105,000	2,111,520
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	10,056,998	10,121,890
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	6,702,000	6,710,377
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2, 2.77%, 10/15/2048	2,795,817	2,794,809
Series 2015-C29, Class A2, 2.92%, 05/15/2048	1,218,964	1,220,910
Principal Amount		Value

KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 3.30% (1 mo. USD LIBOR + 0.80%), 05/15/2036(b)(c)	$7,750,000	$7,780,690
Series 2019-KNSQ, Class C, 3.55% (1 mo. USD LIBOR + 1.05%), 05/15/2036(b)(c)	4,250,000	4,256,927
Mercedes-Benz Auto Lease Trust, 3.01%, 02/16/2021	7,250,000	7,269,835
Mercedes-Benz Auto Lease Trust , Series 2019-A, Class A3, 3.10%, 11/15/2021	4,500,000	4,545,782
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.46% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	934,531	961,383
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A2, 3.12%, 08/15/2047	193,610	193,391
Series 2015-C23, Class A2, 2.98%, 07/15/2050	2,682,532	2,683,475
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 3.14% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	8,028,000	8,021,705
Series 2017-CLS, Class B, 3.29% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	3,944,000	3,933,483
Series 2017-CLS, Class C, 3.44% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	2,676,000	2,667,236
MVW Owner Trust,
Series 2013-1A, Class A, 2.15%, 04/22/2030(b)	4,699,121	4,674,748
Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	4,800,000	4,850,129
Onslow Bay Financial LLC Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(e)	3,590,850	3,648,630
PPM CLO 3 Ltd. (United Kingdom),
Series 2019-3A, Class A, 1.00%, 07/17/2030(b)(c)	3,874,000	3,874,000
Series 2019-3A, Class B, 1.00%, 07/17/2030(b)(c)	2,711,000	2,711,000
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(e)	1,975,396	1,895,195
Series 2013-4, Class A3, 1.55%, 04/25/2043(e)	1,588,101	1,501,677
Series 2013-6, Class A2, 3.00%, 05/25/2043(e)	2,726,951	2,709,481
Series 2013-7, Class A2, 3.00%, 06/25/2043(e)	1,738,144	1,730,083
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class A, 3.08%, 03/21/2033(b)	3,878,472	3,896,309
Starwood Mortgage Residential Trust 2019-IMC1, Series 2019-IMC1, Class A1, 3.47%, 02/25/2049(b)(e)	5,285,040	5,350,652
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 4.39% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	7,700,000	7,712,911
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(b)(e)	$1,462,609	$1,453,941
Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(e)	5,197,494	5,194,345
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	3,666,033	3,768,111
Verus Securitization Trust,
Series 2017-SG1A, Class A1, 2.69%, 11/25/2047(b)(e)	6,199,873	6,169,440
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(e)	10,004,207	10,248,478
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(e)	8,046,237	8,186,553
Series 2019-2, Class A1, 3.21%, 04/25/2059(b)(e)	18,340,000	18,362,558
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	1,479,471	1,476,746
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1, 4.69%, 09/25/2034(e)	66,632	69,412
Series 2004-Z, Class 2A1, 4.97%, 12/25/2034(e)	141,242	145,292
Wells Fargo Re-REMIC Trust, Series 2011-RR1, Class 1A, 4.81%, 09/17/2047(b)(e)	9,196,183	9,444,235
WFRBS Commercial Mortgage Trust,
IO, Series 2012-C10, Class XA, 1.56%, 12/15/2045(b)(e)	3,613,191	164,814
IO, Series 2012-C6, Class XA, 2.07%, 04/15/2045(b)(e)	2,137,766	90,157
Series 2013-C16, Class B, 5.03%, 09/15/2046(e)	4,500,000	4,858,428
Series 2014-C24, Class A2, 2.86%, 11/15/2047	855,352	854,590
Total Asset-Backed Securities (Cost $364,771,452)		367,689,692
U.S. Treasury Securities–4.71%
U.S. Treasury Bills–0.08%
2.27% - 2.36%, 06/27/2019(g)(h)	1,230,000	1,227,870
U.S. Treasury Notes–4.63%
2.25%, 04/30/2021	61,277,000	61,619,290
2.13%, 05/15/2022	1,086,600	1,094,070
2.25%, 04/30/2024	9,221,500	9,360,183
		72,073,543
Total U.S. Treasury Securities (Cost $72,739,982)		73,301,413

Agency Credit Risk Transfer Notes–1.75%
Fannie Mae Connecticut Avenue Securities, 3.88%, (1 mo. USD LIBOR + 1.45%) 01/25/2029(c)	8,891,579	8,924,822
Freddie Mac, Series 2019-HQA2, STACR®, 3.13%, (1 mo. USD LIBOR + 0.70%) 04/25/2049(b)(c)	6,118,900	6,127,685
Principal Amount		Value

Freddie Mac Structured Agency Credit Risk Debt Notes, 5.23%, (1 mo. USD LIBOR + 2.80%) 05/25/2028(c)	$12,036,916	$12,263,275
Total Agency Credit Risk Transfer Notes (Cost $27,323,506)		27,315,782
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.25%
Collateralized Mortgage Obligations–0.02%
Fannie Mae REMICs, 2.88%, (1 mo. USD LIBOR + 0.45%), 02/25/2047(c)	87,062	86,136
Freddie Mac REMICs
7.50%, 09/15/2029	106,324	121,902
3.44%, (1 mo. USD LIBOR + 1.00%), 12/15/2031(c)	27,863	28,622
3.39%, (1 mo. USD LIBOR + 0.95%), 01/15/2032(c)	17,427	17,608
		254,268
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
6.00%, 03/01/2023	88,296	91,229
8.50%, 05/01/2024 to 08/17/2026	102,116	105,827
7.00%, 10/25/2024 to 10/01/2034	379,284	413,641
ARM,
4.42%, (6 mo. USD LIBOR + 1.62%), 07/01/2036(c)	28,728	29,774
5.18%, (1 yr. USD LIBOR + 2.06%), 02/01/2037(c)	10,564	11,209
5.08%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(c)	13,205	13,883
		665,563
Federal National Mortgage Association (FNMA)–0.13%
7.00%, 02/01/2020 to 08/01/2036	1,149,969	1,245,495
7.50%, 01/01/2021 to 02/01/2031	131,646	147,757
6.50%, 11/01/2023 to 10/01/2035	188,016	209,893
8.00%, 09/01/2026 to 07/01/2032	151,692	156,211
9.00%, 01/01/2030	61,537	67,519
8.50%, 05/01/2030 to 07/01/2030	139,353	155,817
ARM,
4.66%, (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(c)	24,091	25,608
4.69%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(c)	72,877	76,725
4.68%, (1 yr. USD LIBOR + 1.71%), 03/01/2038(c)	15,937	16,760
		2,101,785
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.06%
7.75%, 11/15/2019 to 02/15/2021	$10,787	$10,800
6.50%, 07/15/2023 to 02/15/2034	730,534	802,030
7.50%, 12/20/2025	15,128	16,920
7.00%, 10/15/2026 to 06/15/2032	54,116	56,818
8.50%, 07/20/2027	47,428	52,603
		939,171
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,667,267)		3,960,787
	Shares
Preferred Stocks–0.13%
Regional Banks–0.13%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd. (Cost $1,875,000)	75,000	2,001,750
Shares		Value
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(i)	2,191,866	$2,191,866
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(i)	1,564,981	1,565,451
Invesco Treasury Portfolio, Institutional Class, 2.28%(i)	2,504,989	2,504,989
Total Money Market Funds (Cost $6,262,306)		6,262,306
TOTAL INVESTMENTS IN SECURITIES–99.65% (Cost $1,543,511,763)		1,552,631,307
BORROWINGS–0.00%		0
OTHER ASSETS LESS LIABILITIES–0.35%		5,471,226
NET ASSETS–100.00%		$1,558,102,533
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
BKNT	– Bank Note
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $712,215,551, which represented 45.71% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,257	September-2019	$484,514,424	$1,599,757	$1,599,757
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	592	September-2019	(69,481,375)	(318,953)	(318,953)
U.S. Treasury 10 Year Notes	337	September-2019	(42,714,750)	(298,701)	(298,701)
Subtotal—Short Futures Contracts				(617,654)	(617,654)
Total Futures Contracts				$982,103	$982,103
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Short Term Bond Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,072,099,577	$—	$1,072,099,577
Asset-Backed Securities	—	367,689,692	—	367,689,692
U.S. Treasury Securities	—	73,301,413	—	73,301,413
Agency Credit Risk Transfer Notes	—	27,315,782	—	27,315,782
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,960,787	—	3,960,787
Preferred Stocks	2,001,750	—	—	2,001,750
Money Market Funds	6,262,306	—	—	6,262,306
Total Investments in Securities	8,264,056	1,544,367,251	—	1,552,631,307
Other Investments - Assets*
Futures Contracts	1,599,757	—	—	1,599,757
Other Investments - Liabilities*
Futures Contracts	(617,654)	—	—	(617,654)
Total Other Investments	982,103	—	—	982,103
Total Investments	$9,246,159	$1,544,367,251	$—	$1,553,613,410

*	Unrealized appreciation (depreciation).
NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded	$1,599,757
Derivatives not subject to master netting agreements	(1,599,757)
Total Derivative Assets subject to master netting agreements	$-
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded	$(617,654)
Derivatives not subject to master netting agreements	617,654
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the three months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(422,694)
Change in Net Unrealized Appreciation:
Futures contracts	819,918
Total	$397,224
Invesco Short Term Bond Fund

The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$654,911,133
Invesco Short Term Bond Fund